Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Cash Equivalents	Cash Equivalents Highly liquid investments with original maturities of three months or less at the date of purchase are considered to be cash equivalents. Cash equivalents are stated at fair value.	Cash Equivalents Highly liquid investments with original maturities of three months or less at the date of purchase are considered to be cash equivalents. Cash equivalents are stated at fair value.
Short-term Investments

Short-term Investments

All marketable securities have been classified as “available for sale” and are carried at fair value, based upon quoted market prices. The Company considers its available-for-sale portfolio to be available for use in current operations. Accordingly, the Company classifies certain investments as short-term marketable securities, even though the stated maturity date may be one year or more beyond the current balance sheet date. Unrealized gains and losses, if material, net of any related tax effects, are excluded from earnings and are included in other comprehensive income and reported as a separate component of stockholders’ deficit until realized. Realized gains and losses and declines in value judged to be other than temporary, if any, on available-for-sale securities are included in other income (expense), net. The cost of securities sold is based on the specific-identification method.

Concentration of Credit Risk

Concentration of Credit Risk

The Company has no significant off balance sheet concentrations of credit risk. Financial instruments that potentially subject the Company to concentrations of credit risk primarily consist of cash and short-term investments, which consist of U.S. government treasury bills, corporate bonds and commercial paper. The Company holds its cash and short-term investments with one financial institution.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company measures and reports its cash equivalents and investments at fair value. Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

Property and Equipment

Property and Equipment

Property and equipment, including leasehold improvements, are recorded and stated at cost. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, which range from three to five years, or the applicable lease term, whichever is less.

Accrued Clinical Trial Expenses

Accrued Clinical Trial Expenses

The Company utilizes contract research organizations (“CROs”), independent clinical investigators, and other third-party service providers to assist with the execution of its clinical trials. The Company records costs for clinical trial activities based upon the estimated amount of services provided but not yet invoiced for each clinical trial, and includes these costs in accrued liabilities on its Balance Sheets and within research and development expenses on its Statements of Comprehensive Loss. Contracts for clinical trials vary significantly in length and are usually composed of a fixed management fee, variable indirect reimbursable costs, monthly costs and amounts owed on a per patient basis. The Company monitors both the activity and patient enrollment levels of each clinical trial to the extent possible through communication with each service provider, detailed invoice and task completion review, analysis of actual expenses against budget, pre-approval of any changes in scope, and review of contractual terms. As a result, accrued clinical trial expenses represent the Company’s reasonably estimated contractual liability to outside service providers at any particular point in time. These estimates may or may not match the actual services performed by the service providers as determined by actual patient enrollment levels and other variable activity costs.

Research and Development Expenses

Research and Development Expenses

The Company charges all research and development costs, both internal and external, to expense when incurred. The Company’s research and development expenses consist primarily of clinical trial expenses, personnel costs, including salaries, benefits and stock-based compensation, costs associated with manufacturing the Company’s drug product for clinical use and required regulatory filings, licenses and fees, and overhead allocations consisting of various support and facility-related costs.

Clinical trial expenses represent a significant component of the Company’s research and development expenses. A large portion of the costs for the Company’s clinical trials are paid to or through CROs. The Company monitors levels of services provided under each significant contract including the extent of patient enrollment and other activities through communications with its CROs and with investigator sites. Costs are accrued for clinical studies performed by CROs over the service periods specified in the contracts and estimates are adjusted, if required, based upon ongoing review of the level of effort and costs actually incurred by the CROs.

The manufacturing of the Company’s drug investigational drugs is outsourced to third-party manufacturers. The drug manufacturing costs are expensed as incurred.

Comprehensive Net Loss		Comprehensive Net Loss For the periods presented, there are no components of other comprehensive income or accumulated comprehensive income and the net loss is equal to the comprehensive loss.
Stock-based Compensation

Stock-based Compensation

The Company expenses the estimated fair value of all share-based payments issued to employees on a straight-line basis over the vesting period. The Company has equity incentive plans that provides for the award of stock options, restricted stock and stock appreciation rights to employees, directors and consultants to the Company.

Patents and Patent Applications

Patents and Patent Applications

The Company has filed applications for patents in connection with various product candidates and technologies being developed. Costs associated with patent applications and maintaining patents are expensed as general and administrative expense as incurred.

Income Taxes

Income Taxes

The Company accounts for income taxes using the liability method whereby tax rates are applied to cumulative temporary differences between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes based on when and how they are expected to affect the tax return.

Subsequent Events

Subsequent Events

The Company reviews all activity subsequent to year end but prior to the issuance of the financial statements for events that could require disclosure or which could impact the carrying value of assets or liabilities as of the balance sheet date.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-2, “Leases (Topic 842),” which requires substantially all leases, including operating leases, to be recognized by lessees on their balance sheet as a right-of-use asset and corresponding lease liability. This ASU is effective for the Company’s interim and annual reporting periods beginning January 1, 2019 and early adoption is permitted. The Company is currently evaluating the impact that the adoption of this ASU will have on its financial statements.

In August 2016, the FASB issued ASU No. 2016-15 “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments,” which addresses several cash flow issues that diversify in practice. The new guidance is effective for fiscal years beginning after December 15, 2017 and for interim periods within those years. The Company adopted this ASU as of January 1, 2018, and its adoption did not have a material impact on the Company’s financial statements.

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-2, “Leases (Topic 842),” which requires substantially all leases, including operating leases, to be recognized by lessees on their balance sheet as a right-of-use asset and corresponding lease liability. This ASU is effective for the Company’s interim and annual reporting periods beginning January 1, 2019 and early adoption is permitted. The Company is currently evaluating the impact that the adoption of this ASU will have on its financial statements.

In March 2016, the FASB issued ASU No. 2016-09, “Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting,” which simplified several aspects of the accounting for share-based payments, including immediate recognition of all excess tax benefits and deficiencies in the income statement, changing the threshold to qualify for equity classification up to the employees’ maximum statutory tax rates, allowing an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures as they occur, and clarifying the classification on the statement of cash flows for the excess tax benefit and employee taxes paid when an employer withholds shares for tax-withholding purposes. This ASU became effective for the Company’s interim and annual reporting periods beginning January 1, 2017, and the adoption of this standard did not have a material impact on the Company’s financial statements. As part of the adoption of this standard, the Company elected to continue estimating the expected option forfeiture rate.

In August 2016, The FASB issued ASU No. 2016-15 “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments,” which addresses several cash flow issues that diversify in practice. The new guidance is effective for fiscal years beginning after December 31, 2017 and for interim periods within those years. The Company currently does not expect the adoption of this ASU to have material impact on its financial statements.

Going Concern Evaluation

Going Concern Evaluation

The Company has experienced net losses every year since inception and, as of March 31, 2018, had an accumulated deficit of approximately $293 million. The Company has no source of revenue and does not expect to receive any product revenue in the near future. The Company expects to incur significant additional operating losses over at least the next several years, principally as a result of the Company’s continuing clinical trials for its investigational drugs. The principal source of the Company’s working capital to date has been the proceeds from the sale of equity. As of March 31, 2018, the Company had $0.2 million in cash and current liabilities of $1.5 million. Following the receipt of an estimated $2.4 million in net proceeds from a financing transaction in April 2018, based on the Company’s planned operations, the Company’s management expects Mateon’s existing cash to support its planned operations into the fourth quarter of 2018. Prior to this time, the Company will need to secure additional funding or could be forced to curtail or terminate operations. Because the Company does not currently have a guaranteed source of working capital that will sustain planned operations past the fourth quarter of 2018, Management has determined that there is substantial doubt about the Company’s ability to continue as a going concern. The Company will need to raise capital in order to fund its planned operations beyond this time. If the Company is unable to access additional funds when needed, it may not be able to continue the development of its investigational drugs and the Company could be required to delay, scale back or eliminate some or all of its development programs and other operations. Any additional equity financing, if available to the Company, may not be available on favorable terms, would most likely be dilutive to its current stockholders and debt financing, if available, may involve restrictive covenants. If the Company accesses funds through collaborative or licensing arrangements, it may be required to relinquish rights to some of its technologies or product candidates that it would otherwise seek to develop or commercialize on its own, on terms that are not favorable to the Company. The Company’s ability to access capital when needed is not assured and, if not achieved on a timely basis, will materially harm its business, financial condition and results of operations.

Going Concern Evaluation

The Company has experienced net losses every year since inception and, as of December 31, 2017, had an accumulated deficit of over $292 million. The company has no source of revenue and does not expect to receive any product revenue in the near future. The Company expects to incur significant additional operating losses over at least the next several years, principally as a result of the Company’s continuing clinical trials for its investigational drugs. The principal source of the Company’s working capital to date has been the proceeds from the sale of equity. As of December 31, 2017, the Company had approximately $1.1 million in cash and current liabilities of $1.6 million. Following the receipt of an estimated $2.4 million in net proceeds from a financing transaction in April 2018, based on the Company’s planned operations, the Company’s management expects Mateon’s existing cash to support its planned operations into the fourth quarter of 2018. Prior to this time, the Company will need to secure additional funding or could be forced to curtail or terminate operations. Because the Company does not currently have a guaranteed source of working capital that will sustain planned operations past the fourth quarter of 2018, Management has determined that there is substantial doubt about the Company’s ability to continue as a going concern. The Company will need to raise capital in order to fund its planned operations beyond this time. If the Company is unable to access additional funds when needed, it may not be able to continue the development of its investigational drugs and the Company could be required to delay, scale back or eliminate some or all of its development programs and other operations. Any additional equity financing, if available to the Company, may not be available on favorable terms, would most likely be dilutive to its current stockholders and debt financing, if available, may involve restrictive covenants. If the Company accesses funds through collaborative or licensing arrangements, it may be required to relinquish rights to some of its technologies or product candidates that it would otherwise seek to develop or commercialize on its own, on terms that are not favorable to the Company. The Company’s ability to access capital when needed is not assured and, if not achieved on a timely basis, will materially harm its business, financial condition and results of operations.

Description of Business

Description of Business

Mateon Therapeutics, Inc. (“Mateon” or the “Company”) is a clinical-stage biopharmaceutical company developing drugs for the treatment of orphan oncology indications, with programs in acute myeloid leukemia (“AML”) and immuno-oncology.

Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. The financial statements do not include all of the information and footnotes required by U.S. generally accepted accounting principles for complete financial statements. In the opinion of management, however, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation have been included. Operating results for the three months ended March 31, 2018 are not necessarily indicative of the results that may be expected for any other interim period or for the year ending December 31, 2018.

The balance sheet at December 31, 2017 has been derived from the audited financial statements at that date but does not include all of the information and footnotes required by U.S. generally accepted accounting principles for complete financial statements. For further information, refer to the financial statements and footnotes thereto included in the Annual Report on Form 10-K for the Company for the year ended December 31, 2017.